Borrowings and financial liabilities - Change in financial liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Balance at beginning of period	€ 23,037
Balance at end of period	28,863
Conditional Advances, Non-current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	893
Increase In Financial Liabilities From Proceeds	400
Decrease In Financial Liabilities From Repayments	(279)
Increase Decrease In Financial Liabilities From Amortization	33
Decrease In Financial Liabilities From IAS 20 Grant	(38)
Transfer between non current and current financial liabilities	(103)
Balance at end of period	906
Non-Convertible Bonds [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	940
Increase In Financial Liabilities From Proceeds	3,927
Increase Decrease In Financial Liabilities From Amortization	33
Increase Decrease In Financial Liabilities From Fair Value Adjustment	(537)
Increase In Financial Liabilities From Finance Costs	(97)
Transfer between non current and current financial liabilities	(1,524)
Balance at end of period	2,740
Convertible Bonds [Member]
Disclosure of financial liabilities [line items]
Increase In Financial Liabilities From Proceeds	2,250
Increase Decrease In Financial Liabilities From Amortization	15
Increase Decrease In Financial Liabilities From Fair Value Adjustment	(590)
Increase In Financial Liabilities From Finance Costs	(28)
Balance at end of period	1,647
Non Current Lease Obligations [Member]
Disclosure of financial liabilities [line items]
Decrease In Financial Liabilities From Repayments	(54)
Increase Decrease In Financial Liabilities From Lease Obligation	500
Transfer between non current and current financial liabilities	(221)
Balance at end of period	225
Non-Current Derivative Financial Instruments [Member]
Disclosure of financial liabilities [line items]
Fair-value at initial recognition	464
Increase Decrease In Financial Liabilities From Change In Fair Value Through Profit or Loss	72
Balance at end of period	536
Non-Current Financial Liabilities [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	1,833
Increase In Financial Liabilities From Proceeds	5,677
Decrease In Financial Liabilities From Repayments	(333)
Increase Decrease In Financial Liabilities From Amortization	75
Increase Decrease In Financial Liabilities From Lease Obligation	500
Increase Decrease In Financial Liabilities From Fair Value Adjustment	(1,127)
Decrease In Financial Liabilities From IAS 20 Grant	(38)
Increase In Financial Liabilities From Finance Costs	125
Transfer between non current and current financial liabilities	(1,801)
Balance at end of period	5,518
Conditional Advances, Current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	274
Transfer between non current and current financial liabilities	103
Balance at end of period	377
Non-convertible Bonds, Current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	3,454
Decrease In Financial Liabilities From Repayments	(3,550)
Increase Decrease In Financial Liabilities From Amortization	96
Transfer between non current and current financial liabilities	1,524
Balance at end of period	1,524
Convertible Bonds, Current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	7,357
Increase In Financial Liabilities From Proceeds	14,550
Decrease In Financial Liabilities From Repayments	(910)
Increase Decrease In Financial Liabilities From Change In Fair Value Through Profit or Loss	1,707
Decrease In Financial Liabilities From Conversion	(16,082)
Balance at end of period	6,627
CIR Prefinancing Debt, Current [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	2,134
Increase In Financial Liabilities From Proceeds	3,011
Decrease In Financial Liabilities From Repayments	(2,252)
Increase Decrease In Financial Liabilities From Amortization	43
Increase In Financial Liabilities From Finance Costs	79
Increase Decrease In Financial Liabilities From Guarantee Deposit	272
Balance at end of period	3,287
Current Lease Obligations [Member]
Disclosure of financial liabilities [line items]
Transfer between non current and current financial liabilities	221
Balance at end of period	221
Current Financial Liabilities [Member]
Disclosure of financial liabilities [line items]
Fair-value at initial recognition	710
Increase Decrease In Financial Liabilities From Change In Fair Value Through Profit or Loss	78
Balance at end of period	788
Current Derivative Financial Instruments [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	13,219
Increase In Financial Liabilities From Proceeds	17,561
Decrease In Financial Liabilities From Repayments	(6,712)
Increase Decrease In Financial Liabilities From Amortization	139
Increase Decrease In Financial Liabilities From Change In Fair Value Through Profit or Loss	1,707
Increase In Financial Liabilities From Finance Costs	79
Decrease In Financial Liabilities From Conversion	(16,082)
Increase Decrease In Financial Liabilities From Guarantee Deposit	272
Transfer between non current and current financial liabilities	1,801
Balance at end of period	€ 12,036